Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Schedule of related party transactions

	2023	2022	2021
Short-term employee compensation and benefits	$4,870	$4,308	$3,919
Termination benefits	319	—	—
Share-based compensation expense	1,496	1,615	2,703
	$6,685	$5,923	$6,622